General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Professional fees							$ 193	$ 359
Share based compensation							687	883
Management fees							100	100
Other expenses							106	83
General and administrative expenses	$ 351	$ 265	$ 277	$ 247	$ 616	$ 524	$ 1,086	$ 1,425